UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22494

Ramius IDF LLC
599 Lexington Avenue, 19th Floor
New York, NY 10022
(Address of principal executive offices)

Ramius Alternative Solutions LLC
599 Lexington Avenue, 19th Floor
New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 845-7900

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Item 1. Reports to Stockholders.

Ramius IDF LLC
(a Delaware Limited Liability Company)
Financial Statements

For the Period Ended September 30, 2014
(Unaudited)

(Including the Financial Statements of the Ramius IDF Master Fund LLC,
which should be read in conjuction with these Financial Statements)

Ramius IDF LLC
(a Delaware Limited Liability Company)

For the Period Ended September 30, 2014
(Unaudited)

Ramius IDF LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity - Net Assets
For the Period Ended September 30, 2014 (Unaudited)

Assets
Investments in Ramius IDF Master Fund LLC, at fair value	$21,289,250
Cash	68,774
Advance Investment Fund Contribution	6,533,003
Prepaid Assets	3,750
Total Assets	$27,894,777

Liabilities
Advance Member Contributions	$6,533,003
Management Fees Payable	26,659
Audit Fees Payable	17,343

Total Liabilities	6,577,005

Members' Equity - Net Assets	21,317,772

Total Liabilities and Members' Equity - Net Assets	$27,894,777

Members' Equity - Net Assets consists of:
Members' Equity Paid-in	$19,856,091
Accumulated net investment loss	(1,100,542)
Accumulated net realized gain on investments	349,500
Accumulated net unrealized appreciation on investments	2,212,723

Total Members' Equity - Net Assets	$21,317,772

The accompanying notes and the attached financial statements of Ramius IDF Master Fund are integral parts of these Financial Statements.

1

Ramius IDF LLC
(a Delaware Limited Liability Company)
Statement of Operations
For the Period Ended September 30, 2014 (Unaudited)

Operating Expenses
Management Fee	$53,071
Administration Fee	15,250
Audit Fee	9,200
Directors' Fee	7,500
Legal Fee	250
Other Fees	1,568
Total Operating Expenses	86,839

Net Expenses	86,839

Expenses Allocated from Ramius IDF Master Fund LLC	(133,372)
Total Investment Loss Allocated from Ramius IDF Master Fund LLC	(133,372)

Net Investment Loss	(220,211)

Net Realized Gain and Change in Unrealized Appreciation on Investments Allocated
from Ramius IDF Master Fund LLC
Net Realized Gain on Investments	56,432

Net Change in Accumulated Unrealized Appreciation on Investments	257,573

Net Realized Gain and Change in Unrealized Appreciation on Investments	314,005

Net Increase in Members' Equity - Net Assets Derived From Operations	$93,794

The accompanying notes and the attached financial statements of Ramius IDF Master Fund are integral parts of these Financial Statements.

2

Ramius IDF LLC
(a Delaware Limited Liability Company)
Statement of Changes in Members' Equity - Net Assets (Unaudited)

	Period Ended September 30, 2014	Year Ended March 31, 2014

Operations
Net investment (loss)	$(220,211)	$(427,641)
Net realized gain on investments	56,432	275,646
Net change in accumulated unrealized appreciation on investments	257,573	1,175,969
Net Increase in Members' Equity - Net Assets Resulting From Operations	93,794	1,023,974

Members' Equity - Net Assets Transactions
Equity contributions	-	6,602,204
Equity withdrawals	-
Net Increase in Members' Equity - Net Assets Resulting From Equity Transactions	-	6,602,204

Increase in Members' Equity - Net Assets	93,794	7,626,178

Members' Equity - Net Assets
Beginning of period	21,223,978	13,597,800
End of period	$21,317,772	$21,223,978

The accompanying notes and the attached financial statements of Ramius IDF Master Fund are integral parts of these Financial Statements.

3

Ramius IDF LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
For the Period Ended September 30, 2014 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity - Net Assets Derived from Operations	$93,794
Adjustments to reconcile Net Increase in Members' Equity - Net Assets Derived from
Operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on Investments allocated
from Ramius IDF Master Fund LLC	(257,573)
Net realized gain on Investments allocated
from Ramius IDF Master Fund LLC	(56,432)
Total Investment Loss Allocated from Ramius IDF Master Fund LLC	133,372
Increase in Prepaid Assets	(3,750)
Increase in Advisory fees payable	226
Decrease in Directors' fees payable	(3,750)
Decrease in Audit fees payable	(457)

Cash Used in Operating Activities	(94,570)

Net change in cash	(94,570)

Cash at beginning of period	163,344

Cash at End of Period	$68,774

The accompanying notes and the attached financial statements of Ramius IDF Master Fund are integral parts of these Financial Statements.

4

Ramius IDF LLC
(a Delaware Limited Liability Company)
Financial Highlights (Unaudited)

	For the Period Ended September 30, 2014	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	Period from Commencement of Operations December 1, 2011 through March 31, 2012 (1)

Total Return(2)	0.44%	5.74%	1.97%	(0.73	)%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	21,318	21,224	13,598	6,587
Net investment loss to average net assets	(2.07%)	(2.50)%	(3.39)%	(5.69	)%(4)
Ratio of net expenses to average net assets(5)	2.07%	2.50%	3.39%	5.69	%(4)

(1)	Fund commenced operations on December 1, 2011.
(2)
Total return assumes a purchase of an interest in the Fund on the first day and the sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member's return may vary from these returns based on the timing of Member subscriptions and redemptions.

(3)	Not Annualized
(4)	Annualized
(5)	The ratio reflects the direct expenses and includes the expenses allocated from Ramius IDF Master Fund LLC.

The accompanying notes and the attached financial statements of Ramius IDF Master Fund are integral parts of these Financial Statements.

5

Ramius IDF LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2014 (unaudited)

1.         Organization

Ramius IDF LLC (the "Fund") is a limited liability company that is organized under the laws of the State of Delaware on September 22, 2010 and commenced operations on December 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. To achieve its objective, the Fund invests substantially all of its assets in the Ramius IDF Master Fund LLC (the “Master Fund”) and has become a member of the Master Fund. Investors who purchase limited liability company interests in the Fund (“Interests”), and other persons who acquire Interests and are admitted to the Fund (“Members”) by its Board of Managers (the "Board"), will become members of the Fund. Interests are being offered solely to institutional investors that are life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by such participating insurance companies. Ramius Alternative Solutions LLC (the “Adviser”) serves as the investment adviser of the Master Fund and the management services provider of the Fund.

The Master Fund is a fund of hedge funds and pursues its investment objective through a multi-manager, multi-strategy investment program in which assets of the Master Fund are allocated to investment funds ("Investment Funds") managed by alternative asset managers that are private investment funds which are not registered under the 1940 Act and primarily invest or trade using investment strategies that may include, but will not be limited to: equity- and credit-based directional, hedged and trading styles (which may include emerging markets); convertible/capital structure arbitrage; event-driven investing with respect to equity securities and distressed debt; fixed income relative value strategies and arbitrage; and discretionary global macro and commodity investments, including the use of futures and forward contracts traded on exchanges and in over-the-counter markets.

The Board has overall responsibility to manage and supervise the operations of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation. The Board has engaged the Adviser to manage the day-to-day operations of the Fund.

The percentage of the Master Fund’s beneficial interests owned by the Fund at September 30, 2014 was 58.0%. The financial statements of the Master Fund are attached to this report and should be read in conjunction with the Fund’s financial statements.

2.         Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with United States generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

The Fund computes its net asset value as of the last business day of each "fiscal period". Such computation is expected to occur on a monthly basis and other times at the Board’s discretion. The Fund will value its interest in the Master Fund at the net asset value provided by the Master Fund to the Fund. The Master Fund values interests in the Investment Funds at fair value in accordance with procedures established by the Board. Investment Funds are subject to the terms of their respective offering documents. Valuations of Investment Funds are subject to estimates and are net of management and performance incentive fees or allocations that may be payable pursuant to such offering documents.

6

Ramius IDF LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

Certain financial statements of the Investment Funds were either not available or excluded details of their investment securities portfolios. As of September 30, 2014 the Fund’s management was unaware of any significant issuer concentration in the Investment Funds.

c. Allocations from the Master Fund

In accordance with U.S. GAAP, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation allocated from the Master Fund.

d. Income Taxes

For U.S. Federal income tax purposes, the Fund is treated as a partnership, and each Member is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no federal, state or local income taxes are paid by the Fund on the income or gains of the Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

The Fund follows the authoritative guidance on accounting for and disclosure of uncertainty in tax positions. The Financial Accounting Standards Board (“FASB”) issued Accounting for Uncertainty in Income Taxes which, requires the Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. As of and during the period ended September 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interests and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund will file tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable.

e. Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Fund is recognized on an accrual basis. Expenses that are specifically attributed to the Fund are accrued and charged to the Fund. The Fund does pay a proportionate amount of a Management Fee to the Adviser which is discussed further in Note 6. Income and expenses are recorded on an accrual basis.

f. Cash and Cash Equivalents

The Fund may invest in fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances. Currently, the Fund does not hold any cash equivalents.

7

Ramius IDF LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

g. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

h. Recently Issued Accounting Pronouncements
In June 2013, Financial Accounting Standards Board issued ASU No. 2013-08 Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements. The amendments in this update modify the guidance for determining whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

3.         Fair Value Measurements

The Fund records its investment in the Master Fund at fair value. The Master Fund, in which the Fund invests, is considered a Level 3 security as defined under fair valuation accounting standards. The Master Fund’s disclosure of investments under the three-tier hierarchy, and the definition of each category, is discussed in the Notes to the Master Fund’s financial statements.

4.         Allocation of Members’ Equity

Net profits or net losses of the Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the capital accounts of the Members. Each Allocation Period begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year; (3) the day preceding a day on which interests are purchased, (4) a day on which Interests are repurchased by the Fund pursuant to tenders of Interests by Members, or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

5.         Subscription for and Repurchase of Interests

The Fund accepts initial and additional subscriptions for Interests as of the first day of each month. All subscriptions are subject to the receipt by the Fund of cleared funds prior to the applicable subscription date in the full amount of the subscription. The Fund reserves the right to reject any subscription for Interests and may, in its sole discretion, suspend the offering of subscriptions for Interests at any time.

The Fund will from time to time offer to repurchase Interests pursuant to written tenders by Members. Repurchase offers will be made at such times and in such amounts as may be authorized by the Board, in its sole discretion. The Board will consider the following factors, among others, in making this determination: (i) whether Members have requested that the Fund repurchase their Interests or portions thereof; (ii) the liquidity of the Fund's assets (including the liquidity of investments held by the Fund); (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Interests or portions thereof; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Interests or portions thereof.

8

Ramius IDF LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

In determining whether to authorize such a repurchase of Interests and the terms of such an offer, the Board will also consider all pertinent factors, including whether any Members have a need to withdraw capital from the Fund to pay benefits under variable annuity contracts as a result of premium payments, surrender and transfer requests, or transaction requests from the owners of variable annuity contracts (or their annuitants or beneficiaries). The Board will also consider the recommendations of the Adviser. The Adviser expects that generally it will recommend to the Board that the Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter, upon not less than 65 days prior written notice from Members, based on the value of Interest determined as of the end of each calendar quarter.

6.         Related Party Transactions

The Adviser provides various management and administrative services to the Fund pursuant to a management agreement with the Fund (the "Management Agreement"). These services include, among other things: providing office space, telephone and utilities; maintaining and preserving those books and records of the Fund not maintained by the Fund's administrator, accounting agent or custodian; assisting in the preparation of regulatory filings with the Commission and state securities regulators and other Federal and state regulatory authorities; supervising the entities which are retained by the Fund to provide administration, custody and other services to the Fund; reviewing and arranging for payment of the expenses of the Fund; preparing reports to and other informational materials for members and assisting in the preparation of proxy statements and other member communications; and coordinating and organizing meetings of the Board and meetings of Members. In consideration of the services provided by the Adviser pursuant to the Management Agreement, the Fund will pay the Adviser a fee computed at the monthly rate of 0.0417% (0.50% on an annualized basis) of the net assets of the Fund determined as of the first business day of each calendar month (including the amount of any capital contributions to the Fund made as of such date), which fee shall be due and payable in arrears within five business days after the end of each fiscal quarter (the "Management Fee").

The Fund and the Master Fund has retained UMB Fund Services to provide various administration services, including fund accounting, investor accounting, and taxation services. In consideration for these services, the Fund and Master Fund pays the Administrator a quarterly fee of $7,625 ($30,500 annually). The Administrator also serves as the transfer agent for Interests.

7.         Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund invests substantially all of its available capital in Investment Funds. These investments are generally restricted securities that are subject to holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

A further discussion of the risks associated with an investment in the Fund is provided in the Master Fund’s Financial Statements and the Fund’s Confidential Private Placement Memorandum.

A significant percent of the Fund is owned by a limited number of investors and transactions from these investors could significantly impact the net asset value of the fund.

8.         Compliance Services

Under the terms of the Compliance Services Agreement between the Fund and Master Fund and Cipperman Compliance Services, LLC, Cipperman provided the compliance services to the Funds for the period ended September 30, 2014. The CCO reports directly to the Board and oversees an annual review of the policies and procedures of the Fund and its service providers, provides a written report to the Board annually and keeps the Board apprised of any material compliance events.

9

Ramius IDF LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

9.         Contingencies and Commitments

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

10.       Subsequent Events

The Fund has evaluated all subsequent events through the date the financials were available to be issued and has determined that no additional disclosure are required.

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling 1-800-SEC-0330 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

10

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Financial Statements

For the Period Ended September 30, 2014
(Unaudited)

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

For the Period Ended September 30, 2014
(Unaudited)

Ramius IDF Master Fund LLC
Schedule of Investments - September 30, 2014 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENT FUNDS
Percentages are as follows:

Investments in Investment Funds - 97.9%	Cost	Fair Value	% of Members' Equity-Net Assets	Liquidity

Credit Based
Aristeia Partners, LP (a)	$1,700,000	$1,651,570	4.5%	(d)
Chatham Asset Partners High Yield Fund, LP (a)	1,550,000	1,770,242	4.8%	(d)
Claren Road Credit Partners, LP (a)	1,100,000	1,165,399	3.2%	(d)
Waterfall Eden Fund, LP (a)	1,500,000	1,782,345	4.9%	(d)
Total Credit Based Funds	5,850,000	6,369,556	17.4%

Event Driven
Cevian Capital II LP (a)	1,150,000	1,315,813	3.6%	(d)
Jet Capital Concentrated Fund, LP (a)	1,250,000	1,699,590	4.6%	(b) (c)
Luxor Capital Partners, LP (a)	1,250,000	1,379,425	3.8%	(d)
Magnetar Global Event Driven Fund LLC(a)	1,550,000	1,849,905	5.0%	(d)
Oceanwood Global Opportunities Fund, LP(a)	1,150,000	1,384,372	3.8%	(d)
Trian Partners, LP (a)	900,000	1,330,251	3.6%	(d)
Total Event Driven Funds	9,050,000	8,959,356	24.4%

Global Macro
Caxton Global Investments (USA) LLC (a)	1,800,000	2,002,138	5.5%	(d)
Pharo Macro Fund, Ltd.(a)	1,500,000	1,611,857	4.4%	(d)
Prologue Delaware Feeder Fund, LP (a)	1,550,000	1,613,809	4.4%	(d)
Total Global Macro Funds	4,850,000	5,227,804	14.3%

Hedged Equity
Amazon Market Neutral Fund Ltd. (a)	1,800,000	1,877,810	5.1%	(c)
Ascend Partners Fund II, LP (a)	2,000,000	2,224,065	6.1%	(c)
Atlas Institutional Fund, LLC (a)	1,750,000	2,201,114	6.0%	(d)
Criterion Horizons Fund, LP (a)	1,500,000	1,763,287	4.8%	(c)
ESG Cross Border Equity Fund, LP (a)	950,000	1,059,989	2.9%	(d)
Marcato, LP(a)	1,000,000	1,139,537	3.1%	(d)
PFM Diversified Fund, LP(a)	1,700,000	1,689,715	4.6%	(d)
Tiger Consumer Partners, LP(a)	1,050,000	1,076,913	2.9%	(d)
Total Hedged Equity Funds	11,750,000	13,032,430	35.5%

Managed Futures
BlueTrend Fund LP (a)	1,000,000	920,109	2.5%	(c)
Total Managed Futures Funds	1,000,000	920,109	2.5%

Multi-Strategy
AQR Delta Fund II, LP (a)	1,250,000	1,406,702	3.8%	(c)
Total Multi-Strategy Funds	1,250,000	1,406,702	3.8%
Total Investments in Investment Funds (cost $31,950,000)		35,915,957	97.9%
Other Assets in Excess of Liabilities		779,012	2.1%
Members' Equity		$36,694,969	100.0%

(a)	Non-income producing.
(b)	The Investment Fund has a lock-up period that expires on 09/30/2015. The Fund's entire investment amount of $1,699,540 is subject to a lock-up period until 09/30/2015.
(c)	The Investment Fund has monthly liquidity.
(d)	The Investment Fund has quarterly liquidity.

The accompanying notes are integral parts of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity - Net Assets
For the Period Ended September 30, 2014 (Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $31,950,000)	$35,915,957
Cash	1,926,399
Advance Investment Fund Contribution	5,000,000
Investment Fund Receivable	466,571
Prepaid Assets	3,757

Total Assets	$43,312,684

Liabilities
Advance Member Contributions	$6,533,004
Advisory Fees payable	68,738
Compliance Fees payable	12,000
Audit Fees payable	3,306
Custody Fee payable	667

Total Liabilities	6,617,715

Members' Equity - Net Assets	36,694,969

Total Liabilities and Members' Equity - Net Assets	$43,312,684

Members' Equity - Net Assets consists of:
Members' Equity Paid-in	$33,345,562
Accumulated net investment loss	(1,200,476)
Accumulated net realized gain on investments	583,926
Accumulated net unrealized appreciation on investments	3,965,957

Total Members' Equity - Net Assets	$36,694,969

The accompanying notes are integral parts of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Statement of Operations
For the Period Ended September 30, 2014 (Unaudited)

Operating Expenses
Advisor Fee	$136,699
Administration Fee	43,500
Compliance Fee	18,939
Audit Fee	15,312
Directors' Fee	7,500
Custody Fee	4,975
Insurance Fee	1,019
Legal Fee	549
Other Fees	1,741
Total Operating Expenses	230,234

Net Expenses	230,234

Net Investment Loss	(230,234)

Net Realized Gain and Change in Unrealized Appreciation on Investments
Net Realized Gain on Investments	97,268

Net Change in Accumulated Unrealized Appreciation on Investments	444,311

Net Realized Gain and Change in Unrealized Appreciation on Investments	541,579

Net Increase in Members' Equity - Net Assets Derived From Operations	$311,345

The accompanying notes are integral parts of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Statement of Changes in Members' Equity - Net Assets (Unaudited)

	Period Ended September 30, 2014	Year Ended March 31, 2014

Operations
Net investment (loss)	$(230,234)	$(457,090)
Net realized gain on investments	97,268	454,326
Net change in accumulated unrealized appreciation on investments	444,311	2,038,755
Net Increase in Members' Equity - Net Assets Resulting From Operations	311,345	2,035,991

Members' Equity - Net Assets Transactions
Equity contributions		9,289,196
Equity withdrawals	-	(216,700)
Net Increase in Members' Equity - Net Assets Resulting From Equity Transactions	-	9,072,496

Increase in Members' Equity - Net Assets	311,345	11,108,487

Members' Equity - Net Assets
Beginning of period	36,383,624	25,275,137
End of period	$36,694,969	$36,383,624

The accompanying notes are integral parts of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
For the Period Ended September 30, 2014 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity - Net Assets Derived from Operations	$311,345
Adjustments to reconcile Net Increase in Members' Equity - Net Assets Derived from
Operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on Investments	(444,311)
Net realized gain on Investments	(97,268)
Purchases of Interests in Investment Funds	(2,816,997)
Proceeds of Sales of Interests in Investment Funds	1,796,744
Increase in Prepaid Assets	(3,749)
Increase in Advisory fees payable	2,306
Decrease in Audit fees payable	(13,814)
Decrease in Custody fee payable	(666)
Decrease in Directors' fee payable	(3,750)

Cash Used in Operating Activities	(1,270,160)

Net change in cash	(1,270,160)

Cash at beginning of year	3,196,559

Cash at End of Year	$1,926,399

The accompanying notes are integral parts of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Financial Highlights (Unaudited)

	For the Period Ended September 30, 2014	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	Period from Commencement of Operations December 1, 2011 through March 31, 2012 (1)

Total Return(2)	0.85%	6.82%	3.38%	0.04	%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	36,695	36,384	25,275	11,575
Net investment loss to average net assets	(1.26)%	(1.54)%	(2.14)%	(3.36	)%(4)
Ratio of net expenses to average net assets(5)	1.26%	1.54%	2.14%	3.36	%(4)
Portfolio Turnover	2.04%	18.72%	7.07%	0.00	%(3)

(1)	Fund commenced operations on December 1, 2011.
(2)
Total return assumes a purchase of an interest in the Master Fund on the first day and the sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member's return may vary from these returns based on the timing of Member subscriptions and redemptions.

(3)	Not Annualized
(4)	Annualized
(5)	Ratio does not include expenses or performance incentive fees or allocation borne indirectly through investment in the investment funds.

The accompanying notes are integral parts of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2014 (unaudited)

1.	Organization

Ramius IDF Master Fund LLC (the "Master Fund") is a limited liability company that is organized under the laws of the State of Delaware on September 22, 2010 and commenced operations on December 1, 2011. The Master Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Master Fund’s investment objective is to seek capital appreciation with low volatility and low correlation with equity and fixed income markets.

The investment adviser of the Master Fund is Ramius Alternative Solutions LLC (the “Adviser”). The Master Fund is a master investment portfolio in a master-feeder structure. Ramius IDF LLC (the “Feeder Fund”) invests substantially all of its assets, directly or indirectly, in the limited liability company interests (“Interests”) of the Master Fund and has become a member of the Master Fund. Investors who purchase Interests in the Master Fund, and other persons who acquire Interests and are admitted to the Master Fund (“Members”) by its Board of Managers (the "Board"), will become members of the Master Fund. Interests are being offered solely to institutional investors that are life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by such participating insurance companies. The percentage of Interests owned by the Feeder Fund at September 30, 2014 was 58.0%.

The Master Fund is a fund of hedge funds and pursues its investment objective through a multi-manager, multi-strategy investment program in which assets of the Master Fund are allocated to investment funds ("Investment Funds") managed by alternative asset managers that are private investment funds which are not registered under the 1940 Act and primarily invest or trade using investment strategies. These strategies may include, but will not be limited to: equity- and credit-based directional, hedged and trading styles (which may include emerging markets); convertible/capital structure arbitrage; event-driven investing with respect to equity securities and distressed debt; fixed income relative value strategies and arbitrage; and discretionary global macro and commodity investments, including the use of futures and forward contracts traded on exchanges and in over-the-counter markets.

The Board has overall responsibility to manage and supervise the operations of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation. The Board has engaged the Adviser to manage the day-to-day operations of the Fund.

2.	Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Master Fund’s accounting and reporting policies conform with United States generally accepted accounting principles (“U.S. GAAP”).

b.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

c.	Valuation of Investments

The Master Fund computes its net asset value as of the last business day of each "fiscal period". Such computation is expected to occur on a monthly basis and other times at the Board’s discretion in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each fiscal period-end ordinarily will be the value determined as of such fiscal period end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time to the Master Fund. As a general matter, the fair value of the Master Fund’s interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund’s interest were withdrawn at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. The Master Fund, as a practical expedient, measures the fair value of an investment in Investment Funds on the basis of net asset value per share (or its equivalent). In the event that an Investment Fund does not report a fiscal period-end value to the Master Fund on a timely basis, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Master Fund values its portfolio.

Prior to investing in any Investment Fund, the Adviser conducts a due diligence review of the valuation methodology utilized by the Investment Fund, which as a general matter utilizes market values when available and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with industry practice and compatible with the valuation methods used by the Master Fund for valuing its own investments. Prior to investing in any Investment Fund, the Adviser also confirms that the Investment Fund is obligated to inform its investors, in a timely fashion, of any material changes to its valuation methodology.

The Master Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser considers such information and may conclude in certain circumstances that the information provided by the Investment Manager of an Investment Fund does not represent the fair value of the Master Fund’s interests in the Investment Fund. All of the Master Fund’s investments in Investment Funds are considered to be illiquid and as such, the valuation of these investments involves various judgments and consideration by management of factors that may be subjective. If, based on relevant information available to the Adviser at the time the Master Fund values its portfolio, the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund’s interests in the Investment Fund, the Adviser will take steps to recommend a fair value for the Master Fund’s interests in the Investment Fund to the Board of Managers for its consideration.

The Investment Funds generally record their investments at fair value in accordance with U.S. GAAP. The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Investment Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in the Master Fund, its estimated value may differ significantly from the value that would have been used had a ready market for the Fund existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers ("Investment Managers") of Investment Funds.

Certain financial statements of the Investment Funds were either not available or excluded details of their investment securities portfolios. As of September 30, 2014 the Fund’s management was unaware of any significant issuer concentration in the Investment Funds.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

d.	Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes Members will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

The Master Fund follows the authoritative guidance on accounting for and disclosure of uncertainty in tax positions. The Financial Accounting Standards Board (“FASB”) issued Accounting for Uncertainty in Income Taxes which, requires the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. As of and during the period ended September 30, 2014, the Master Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interests and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Master Fund did not incur any interest or penalties.

The Master Fund will file tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. Purchases of investments in Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund. Sales are recorded as of the last day of legal ownership or participation in a Portfolio Fund. For the period ended September 30, 2014, cost of purchases and proceeds from sales of Investment Funds amounted to $4,350,000 and $696,919, respectively, for the Master Fund.

e.	Investment Income and Realized and Unrealized Gains and Losses

The Master Fund initially records distributions of cash or in-kind securities from Investment Funds at fair value based on the information from distribution notices when distributions are received. Thus, the Master Fund would recognize within the Statement of Operations its share of realized gains or (losses) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distribution, from the Investment Funds. Unrealized appreciation/(depreciation) on investments, within the Statement of Operations, includes the Master Fund’s share of unrealized gains and losses, realized undistributed gains, and the Master Fund’s share of undistributed net investment income or (loss) from Investment Funds for the relevant period. Gains and losses from investment funds are calculated based on average cost methodology.

f.	Master Fund Expenses

The Master Fund bears all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; including a notable share of the fees, expenses and incentive allocations/fees of the Investment Funds in which it invests; fees payable to the Investment Adviser (See Note 6), legal fees; accounting, auditing, and tax preparation fees; administration and custodial fees; costs of insurance; fees of Members of the Board who are not employed by the Investment Adviser; expenses of meetings of the Board and meetings of Members of the Master Fund. Expenses of the Investment Funds are not included in the expenses on the Statement of Operations and are reflected in realized and unrealized gains and losses on investments.

g.	Cash and Cash Equivalents

The Master Fund may invest in fixed-income securities, money market instruments, and money market mutual funds, or hold cash in such amounts as the Adviser deems appropriate under the circumstances. Currently, the Fund does not hold any cash equivalents.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

h.	Recently Issued Accounting Pronouncements

In June 2013, Financial Accounting Standards Board issued ASU No. 2013-08 Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements. The amendments in this update modify the guidance for determining whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

3.	Fair Value Measurements

As required by Fair Value Measurements, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. Fair Value Measurements established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•
Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs or investments that can be fully sold or redeemed at the net asset value in the “near term” which is defined as liquidity of 90 days or less after lock-up period restrictions, if any.

•
Level 3 – significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 30 days.

The Master Fund’s investments consist primarily of investments in Investment Funds. The Investment Funds calculate net asset value per share (or its equivalent member units or ownership interest in partners’ capital). The classification level within the fair value hierarchy is determined by the Master Fund’s ability to withdraw its capital from an Investment Fund at net asset value per share (or its equivalent) at the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or investment funds. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Master Fund’s perceived risk of that investment.

The following is a summary of the inputs used to value the Master Fund’s net assets as of September 30, 2014. The Fund’s policy is to recognize transfers between Levels at their value as of the end of the annual reporting period:

	Level 1	Level 2	Level 3	Total
Investment Funds*	$-	$34,216,367	$1,699,590	$35,915,957
Total	$-	$34,216,367	$1,699,590	$35,915,957

*Please see the Schedule of Investments for Investment Funds’ Classifications
*All level 3 securities were valued using practical expedient and have been classified as level 3 based on redemption terms

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

The following table includes a roll-forward of the amounts for the period ended September 30, 2014 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the unobservable inputs to the overall fair value measurement.

Investments	Balance as of April 1, 2014	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Transfer In	Net Transfer Out	Balance as of September 30, 2014
Investment Funds	$1,361,451	$-	$-	$-	$-	$1,699,590	$(1,361,451)	$1,699,590
Total Investments	$1,361,451	$-	$-	$-	$-	$1,699,590	$(1,361,451)	$1,699,590

The amount of the net change in unrealized appreciation/(depreciation) for the period ended September 30, 2014 relating to investments in Level 3 assets still held at September 30, 2014 is $338,139, which is included as a component of net change in accumulated unrealized appreciation/(depreciation) on investments on the Statement of Operations. The transfer to Level 2 is due to Cevian Capital II LP's restriction period expiring. The transfer in to Level 3 is due to Jet Capital Concentrated Fund, LP having a restriction period through 9/30/15. The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers out of Level 3 and into Level 2 can be found in the Level 3 rollforward.

Investment Funds - Liquidity Terms

Investment Category	Fair Value	Redemption Frequency	Notice Period	Redemption Restriction Terms
Credit Based(a)	$ 6,369,556	Quarterly	45-90 Days	0-2 Years; Up to 7% redemption fee
Event Driven(b)	8,959,356	Monthly-Quarterly	30-90 Days	0-2 Years; Up to 6% redemption fee
Global Macro(c)	5,227,804	Quarterly	30-80 Days	0-1 Year; Up to 3% redemption fee
Hedged Equity(d)	13,032,430	Monthly-Quarterly	45-65 Days	0-1 Year; Up to 4% redemption fee
Managed Futures(e)	920,109	Monthly	60 Days	0-1 Year; no redemption fee
Multi-Strategy(f)	1,406,702	Monthly	60 Days	0-1 Year; no redemption fee

*The information summarized in the preceding table represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most of the Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms. Additional details on the terms and restrictions for each Investment Fund are included on the Schedule of Investments included with this report. The Master Fund’s investments reflect their estimated fair value.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

(a)Credit-Based: This strategy aims to generate return via positions in the credit-sensitive sphere of the fixed income markets. The strategy generally involves the purchase of corporate bonds with hedging of the interest exposure. Investment Managers can generally purchase any type of security in the capital structure, including companies suffering financial distress. These instruments can include a myriad of securities such as corporate bonds, mortgages, suppliers' claims and bank loans. Credit and other derivatives are used to establish the portfolio and for hedging purposes. The portfolios in this strategy normally have low interest rate exposure. Leverage tends to be low to moderate. The same investment styles employed with equity-based strategies (directional, hedged and opportunistic trading) are used with respect to fixed-income securities by such Investment Managers, except that the underlying securities and other instruments employed are largely debt/fixed-income rather than equity securities.

Both the equity-based and credit-based Investment Funds described above may invest a percentage of their assets outside the U.S. or may concentrate their investments in a particular region, sector or industry, or in companies of a specific market capitalization size. Investment Managers may lean toward or utilize exclusively a growth or value orientation, while others may employ a combination of growth and value orientation in selecting securities. Investment Funds that invest in emerging markets incorporate equity and/or credit based investment strategies in the underlying equity and credit markets, including sovereign fixed income markets of developing countries. The investment styles employed across such countries can include directional hedged and to a lesser degree trading based investment styles.

(b)Event-Driven Funds: This category includes Investment Managers employing strategies that involve investing in opportunities created by significant corporate events, such as mergers, acquisitions or other special situations which alter a master fund's financial structure or operating strategy: restructuring, liquidations, spin-offs, etc. Risk management and hedging techniques are employed to protect the portfolio from deals that fail to materialize. In addition, accurately forecasting the timing of a transaction is an important element impacting the realized return. The use of leverage may vary considerably. The two broad categories investments will be made are equity orientated and debt orientated event-driven investments. Positions may be taken in related securities of different companies or in different securities of the same issuer (such as equity/fixed-income securities or different types of fixed-income securities) for the purpose of arbitraging differences in their respective prices.

(c)Discretionary Global Macro Hedge Funds: This category includes Investment Funds that typically make leveraged investments on anticipated price movements of stock markets, interest rates, foreign exchange currencies and commodities. Global macro Investment Managers typically employ a "top-down" global approach and may invest in any market, using any instrument to participate in expected market movements. These movements may result from forecasted shifts in world economics, political fortunes or global supply and demand for resources, both physical and financial. Global macro Investment Managers generally create their investment positions by investing in stocks, bonds, futures, options, swaps, currencies and over-the-counter derivatives. The "discretionary" style is meant to differentiate this subjective approach from a systematic trading approach such as those followed by commodity trading advisors ("CTAs") in connection with futures contracts in areas such as precious metals (gold, silver), grains (soybeans, corn, wheat), equity indexes (S&P futures, Dow futures, NASDAQ 100 futures), soft commodities (cotton, cocoa, coffee, sugar) as well as foreign currency and U.S government bond futures. CTAs' trades are rules- or strictly quantitatively-based, and are executed predominantly in futures and forward contracts. Among other things, CTAs can be differentiated by the use of technical and/or fundamental inputs, the frequency of the trading approach, the level of leverage utilized, and the markets traded. The discretionary global macro strategy typically employs macroeconomic principles as well as price-orientated information to identify dislocations in asset prices on a global basis. Trades are generally classified as either outright directional or relative value in nature.

As noted above, the Investment Managers with which the Master Fund invests may use leverage. In addition, the Master Fund may borrow funds on a secured or unsecured basis, primarily to provide liquidity as further described below. Under normal market conditions, the Master Fund intends to invest the majority of its total assets in Investment Funds.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

(d)Equity Based: Investment Funds where the Investment Managers construct portfolios consisting of long and short equity positions across global equity markets, with a strong focus on capital preservation and alpha generation, and with leverage commonly employed. The Investment Manager's stock picking ability, on both the long and the short side, is key to the success of these Investment Funds. The short positions may be opportunistic or instituted solely for hedging purposes. Individual stock options may be used in place of a short equity position and equity index options may be used as a portfolio hedge. This classification is very broad, and key factors driving investment performance vary with each investment style as does the expected rate of change in market exposures employed by the Investment Manager. The dominant investment style that Investment Managers of the Master Fund are expected to employ is described below.

•
Hedged Investment Style - This style is more flexible in the rate of change that such Investment Managers make to the gross and net exposure of their underlying portfolios. A stable and significant degree of dispersion across securities is an important driver of return across an Investment Manager's gross portfolio exposure.

(e)Managed futures: Investment Funds (often referred to as CTAs or Commodity Trading Advisors) that typically focus on investing in listed bond, equity, commodity futures and currency markets, globally. Managed futures fund managers tend to employ systematic trading programs that largely rely upon historical price data and/or market trends. A significant amount of leverage is often employed since the strategy involves the use of futures contracts. CTAs tend not to have a particular bias towards being net long or net short in any particular market.

(f)Multi-strategy: Investment Funds that generally specialize in convertible bond arbitrage, fixed income arbitrage, distressed securities, event driven and merger arbitrage. Depending on the opportunities offered by the markets, the fund manager decides which percentage of their capital they intend allocating to the single strategies: this way the fund manager can seek to capture multiple opportunities, without having to invest along a specific strategy that under given market circumstances could prove unprofitable. Another advantage brought by multi-strategy is the diversification of return sources across multiple strategies.

In addition to the above strategies, some multi-strategy funds allocate part of their capital to long/short equity, statistical arbitrage and other minor strategies, like PIPEs or energy trading.

4.	Allocation of Members’ Equity

The net profits or net losses of the Master Fund (including, without limitation, net realized gain or loss and the net change in unrealized appreciation or unrealized depreciation of securities positions) are credited to or debited against the capital accounts of Members at the end of each fiscal period in accordance with their respective investment percentages for the period. Each Member's investment percentage is determined by dividing as of the start of a fiscal period the balance of the Member's capital account by the sum of the balances of the capital accounts of all Members.

5.	Subscription for and Repurchase of Interests

The Master Fund accepts initial and additional subscriptions for Interests as of the first day of each month. All subscriptions are subject to the receipt by the Master Fund of cleared funds prior to the applicable subscription date in the full amount of the subscription. The Master Fund reserves the right to reject any subscription for Interests and may, in its sole discretion, suspend the offering of subscriptions for Interests at any time.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

The Master Fund will from time to time offer to repurchase Interests pursuant to written tenders by Members. Repurchase offers will be made at such times and in such amounts as may be authorized by the Board, in its sole discretion. The Board will consider the following factors, among others, in making this determination: (i) whether Members have requested that the Master Fund repurchase their Interests or portions thereof; (ii) the liquidity of the Master Fund's assets (including the liquidity of investments held by the Master Fund); (iii) the investment plans and working capital requirements of the Master Fund; (iv) the relative economies of scale with respect to the size of the Master Fund; (v) the history of the Master Fund in repurchasing Interests or portions thereof; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Interests or portions thereof.

In determining whether to authorize such a repurchase of Interests and the terms of such an offer, the Board will also consider all pertinent factors, including whether any Investors have a need to withdraw capital from the Master Fund to pay benefits under variable annuity contracts as a result of premium payments, surrender and transfer requests, or transaction requests from the owners of variable annuity contracts (or their annuitants or beneficiaries). The Board will also consider the recommendations of the Adviser. The Adviser expects that generally it will recommend to the Board that the Master Fund offer to repurchase Interests from Members four times each year, based on the value of Interests determined as of the end of each calendar quarter.

6.	Advisory Fees, Directors’ Fees and Expenses of Managers

Pursuant to an investment advisory agreement between the Master Fund and the Adviser (the "Advisory Agreement"), the Adviser is responsible for developing, implementing and supervising the Master Fund's investment program and providing day-to-day management services to the Master Fund.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Master Fund pays the Adviser a fee computed at the monthly rate of 0.0625% (0.75% on an annualized basis) of the net assets of the Master Fund determined as of the first business day of each calendar month (including the amount of any capital contributions to the Master Fund made as of such date), which fee is due and payable in arrears within five business days after the end of each fiscal quarter (the "Advisory Fee").

Each member of the Board who is not an “interested person,” as defined by the 1940 Act, of the Master Fund (collectively, the “Independent Managers”) is paid an annual retainer in the aggregate amount of $15,000 divided evenly between the Master Fund and the Feeder Fund. The Master Fund also reimburses the Independent Managers for their reasonable out-of-pocket expenses.

7.	Administration Agreement

The Master Fund has retained UMB Fund Services to provide various administration services to the Master Fund and the Feeder Fund including fund accounting, investor accounting, and taxation services. In consideration for these services, the Master Fund pays the Administrator a quarterly fee of $21,750 ($87,000 annually). This consists of $32,000 for Regulatory Administration, $40,000 for Financial Accounting and Investor Reporting, $5,000 for Audit Coordination and $10,000 for Tax Preparation. The Administrator also serves as the transfer agent for Interests.

8.	Compliance Services

Under the terms of the Compliance Services Agreement between the Master Fund and the Feeder Fund (the "Funds") and Cipperman Compliance Services, LLC, Cipperman provided the Chief Compliance Officer (“CCO”) services to the Funds for the period ended September 30, 2014. The CCO reports directly to the Board and oversees an annual review of the policies and procedures of the Funds and their service providers, provides a written report to the Board annually and keeps the Board apprised of any material compliance events.

9.	Contingencies and Commitments

In the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

The Master Fund's Limited Liability Company Agreement (the "Master Fund Agreement") provides that a Manager shall not be liable to the Master Fund or any of the Members for any loss or damage occasioned by any act or omission in the performance of the Manager's services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Manager's office. The Master Fund Agreement also contains provisions for the indemnification, to the extent permitted by law, of a Manager by the Master Fund (but not by the Members individually) against any liability and expense to which the Manager may be liable which arise in connection with the performance of the Manager's activities on behalf of the Master Fund. Managers shall not be personally liable to any Member for the repayment of any positive balance in the Member's capital account or for contributions by the Member to the capital of the Master Fund. The rights of indemnification and exculpation provided under the Master Fund Agreement shall not be construed so as to provide for indemnification of a Manager for any liability (including liability under Federal securities laws which, under certain circumstances, impose liability even on persons that act in good faith), to the extent (but only to the extent) that such indemnification would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of the Master Fund Agreement to the fullest extent permitted by law.

10.	Risk Factors

The Master Fund's investment program is speculative and entails substantial risks. There can be no assurance that the Master Fund's investment objective will be achieved. The Master Fund's performance depends upon the performance of the Investment Funds with which the Master Fund invests, and the Adviser's ability to select, allocate and reallocate effectively the Master Fund's assets among them. Use of leverage, short sales and derivative transactions by an Investment Fund can, in certain circumstances, result in significant losses. The value of an investment in the Master Fund will fluctuate with changes in the values of the Master Fund's investments.

Interests in the Master Fund provide limited liquidity because Members will not be able to redeem Interests on a daily basis due to the fact that the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

The Master Fund’s capital invested in the Investment Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements.

There are a number of other risks to the Master Fund. Four principal types of risk that can adversely affect the Master Fund’s investment approach are market risk, tax risk, investment strategy risk, and manager risk. Another potential risk exists if the Master Fund chooses to invest its cash into short-term interest bearing deposit accounts. Such invested amounts may exceed federally insured limits. A further discussion of the risks associated with an investment in the Master Fund is provided in the Confidential Private Placement Memorandum and Statement of Additional Information.

11.	Subsequent Events

The Master Fund has evaluated all subsequent events through the date the financials were available to be issued and has determined that no additional disclosure are required.

Advisory Agreement Approval

At a meeting of the Board of Managers (the "Board") of Ramius IDF Master Fund LLC (the "Fund") held on May 20, 2014, all of the Managers, including all of the Independent Managers, approved the continuation of the Fund's investment advisory agreement with Ramius Alternative Solutions LLC (the "Adviser") (the "Advisory Agreement"), for an additional one-year period.

In considering this matter, the Board reviewed various written materials from counsel and from the Adviser which included: (i) comparative fee information about similar funds; (ii) information relating to the costs and profitability of the Adviser (the "Profitability Analysis"); and (iii) a summary of the legal duties of the Board under the 1940 Act. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the continuance of the Advisory Agreement.

The Managers reviewed and discussed the nature, extent and quality of services that the Adviser provides to the Fund.  In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund.  In this regard, the Managers noted and considered the presentations from management regarding the Fund's investments and performance over various periods.  The Board noted that, in addition to the investment advisory services provided to the Fund under the Advisory Agreement, the Adviser and its affiliates also provide certain administrative and other services necessary for the operation of the Fund.  In particular, the Board reviewed the administrative services provided to the Fund by the Adviser, including its oversight of the Fund's day-to-day operations, including accounting services.  Based on the foregoing, the Managers concluded that the Fund was receiving the services required from the Adviser under the Advisory Agreement and that these services were of high quality.

Next, the Managers reviewed the materials comparing the performance of the Fund to that of the HFRI Fund of Funds Conservative Index, HFRI Fund of Funds Composite Index and HFRX Global Hedge Fund Index, covering periods since the Fund's inception.  They found the Fund's overall returns to be generally satisfactory.

The Managers then considered the cost of the services provided by the Adviser.  The Managers noted that the Fund pays the Adviser an advisory fee at the annual rate of 0.75% of the Fund's average net assets.  The Managers also considered additional information showing a comparison of the fees of the Fund compared with fees and expenses of other similar funds of hedge funds, as well as the fees charged by the Adviser to similar accounts.  The Board found that the Fund's advisory fee compared favorably to the fees paid by similar registered funds, and were lower than the advisory fees of the other funds.

The Board then reviewed the Profitability Analysis, noting that under one method of analyzing profitability (by assets under management) the Fund generated a small amount of net income to the Adviser, whereas under the other method (by number of mandates) the Adviser realized a loss for operating the Fund.  The Independent Managers determined that the Adviser's profits derived from the Fund were reasonable given the quality and scope of services provided to the Fund.

With regard to economies of scale, the Managers were cognizant of the fact that economies of scale are realized when a fund's assets increase significantly.  The Independent Managers concluded that the Fund had not reached an appropriate size to support fee reductions based on economies of scale realized by the Adviser in providing services to the Fund.

Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of the Advisory Agreement, including applicable fees and expenses, were fair and reasonable in light of the nature, extent and quality of services provided by the Adviser. Based on this determination, all of the Managers who were present at the May 20, 2014 meeting, including all of the Independent Managers, approved the continuance of the Advisory Agreement for an additional one-year period.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

Proxy Voting

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling 1-800-SEC-0330 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The schedule of investments in securities in unaffiliated issuers is included as part of the report to members filed under Item 1 hereto.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

 Not applicable.

Item 11. Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1)	Not applicable to semi-annual reports.

(2)	Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

(3)	Not applicable.

(b)        Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Ramius IDF LLC

By	(Signature	/s/ Stuart Davies
	and Title)	Stuart Davies
Principal Executive Officer
Date		November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature	/s/ Stuart Davies
	and Title)	Stuart Davies
Principal Executive Officer
Date		November 26, 2014

By	(Signature	/s/ Stuart Gallin
	and Title)	Stuart Gallin
Principal Financial Officer
Date		November 26, 2014